Schedule of effective income tax rate reconciliation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effect of different tax rates applicable to different jurisdictions			$ 6,683,940	$ 1,637,665
Non-deductible expenses			5,705,763	132,796
Change in valuation allowance			1,041,756	846,827
Underprovision of current tax in the previous financial year			31,902	125,217
Others			179,363	113,925
Total income tax expense	$ 48,479	$ 70,529	$ 578,303	523,481
Seamless Group Inc [Member]
Income before income tax				(13,894,305)	$ (15,611,931)
Tax calculated at Hong Kong profits tax rate				(2,292,560)	(2,576,217)
Effect of different tax rates applicable to different jurisdictions				1,637,665	2,244,573
Income not subject to tax				(48,307)	(567,161)
Non-deductible expenses				132,796	658,533
Change in valuation allowance				846,827	245,220
Underprovision of current tax in the previous financial year				125,217	48,182
Tax effect on deductible temporary differences				7,918	46,624
Others				113,925	14,028
Total income tax expense				$ 523,481	$ 113,782